Cover	Sep. 26, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends and restates Items 1.01 and 2.03 of the Current Report on Form 8-K filed by Renalytix plc (the “Company”) on October 1, 2024 (the “Original Report”), in which the Company reported, among other things, the Private Placement of Ordinary Shares and the restructuring of certain indebtedness. As previously reported by the Company, shareholders of the Company approved the issuance of Ordinary Shares at a general meeting held on October 31, 2024. This Amendment is being filed solely to provide revised information regarding the Private Placement and debt restructuring. Except for Items 1.01 and 2.03, no other changes have been made to the Original Report. Capitalized terms used but not otherwise defined herein shall have the meaning set forth in the Original Report.
Document Period End Date	Sep. 26, 2024
Entity File Number	001-39387
Entity Registrant Name	Renalytix plc
Entity Central Index Key	0001811115
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	2 Leman Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	E1W 9US
Country Region	44
City Area Code	20
Local Phone Number	3139 2910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false